Non-interest Income and Non-interest Expense	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Non-Interest Income and Non-Interest Expense
(10)
Non-Interest Income and Non-Interest Expense

The significant components of non-interest income and non-interest expense for the years ended December 31, 2023, 2022 and 2021 are presented below:

	In Thousands
	2023	2022	2021
Non-interest income:
Service charges on deposits	$7,890	7,382	6,137
Brokerage income	7,184	6,929	6,368
Debit and credit card interchange income, net	8,490	8,416	7,783
Other fees and commissions	1,408	1,653	1,446
BOLI and annuity earnings	1,667	1,346	1,109
Gain (loss) on sale of securities, net	(1,009)	(1,620)	28
Fees and gains on sales of mortgage loans	2,635	2,973	9,997
Mortgage servicing income (loss), net	9	(28)	—
Loss on sale of other real estate, net	—	—	(15)
Gain (loss) on sale of fixed assets, net	(55)	291	(43)
Gain (loss) on sale of other assets, net	(10)	8	6
Other income (loss)	80	(69)	34
	$28,289	27,281	32,850

	In Thousands
	2023	2022	2021
Non-interest expense:
Employee salaries and benefits	$59,501	56,707	52,722
Equity-based compensation	1,528	1,864	1,428
Occupancy expenses	6,532	5,563	5,473
Furniture and equipment expenses	3,202	3,389	3,323
Data processing expenses	8,810	7,337	5,780
Advertising expenses	3,714	3,455	2,736
Accounting, legal & consulting expenses	1,789	1,409	1,287
FDIC insurance	3,120	1,527	1,130
Directors’ fees	713	650	686
Other operating expenses	12,042	11,069	10,927
	$100,951	92,970	85,492